Trade accounts payable - Long-term Commitments (Details) - Exchange Agreement For Biological Assets - Pangeia Project [Member]	Sep. 15, 2025 BRL (R$)
Trade accounts payable [Line Items]
Payments Made Amount	R$ 878,049
Payments Due Amount	1,962,554
2026
Trade accounts payable [Line Items]
Payments Due Amount	819,970
2028
Trade accounts payable [Line Items]
Payments Due Amount	R$ 1,142,584